Organization, Recent Accounting Pronouncements, Going Concern and Summary of Significant Accounting Policies (Details Narrative) (USD $)	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Organization And Going Concern Details Narrative
Accumulated deficit	$ 20,946,270	$ 17,053,889
Cash and cash equivalents	$ 785,237	$ 347,493	$ 1,046,918